Related Parties (Details)		6 Months Ended
	Mar. 29, 2022 director	Jun. 30, 2022 item
Disclosure of transactions between related parties [line items]
Number of changes to executive management team | item		2
Board of Directors and Executive Management
Disclosure of transactions between related parties [line items]
Number of independent board members	5
Number of non independent board members	1
Number of employee elected board members	3
Deirdre P. Connelly (Chair), Pernille Erenbjerg (Deputy Chair), Rolf Hoffmann, Dr. Paolo Paoletti, and Dr. Anders Gersel Pedersen
Disclosure of transactions between related parties [line items]
Re-election to the board of directors term	1 year
Elizabeth O'Farrell
Disclosure of transactions between related parties [line items]
Board of directors term	1 year
Mijke Zachariasse, Martin Schultz and Takahiro Hamatani
Disclosure of transactions between related parties [line items]
Board of directors term	3 years